Lease Liabilities - Summary of Changes to Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balance at beginning of year		$ 460,158	$ 413,039
Business combinations		116,837	30,994
Additions		208,028	155,218
Derecognition	[1]	(15,625)	(18,635)
Repayment		(165,350)	(128,107)
Effect of movements in exchange rates		(30,386)	7,649
Balance at end of year		$ 573,662	$ 460,158

[1]	Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.